Financial Instruments - Derivatives, Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ (327)	$ 153	$ (18)
Gain (loss) recognized in earnings attributable to risk being hedged	189	144	121
Gains (losses) excluded from the assessment of hedge effectiveness for fair value hedges
Gains (losses) excluded from the assessment of hedge effectiveness for cash value hedges
Gains (losses) associated with underlying exposure that did not occur or was not expected to occur for cash flow hedges
Cash flow hedges and net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	549	(1,665)	555
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(449)	363	(102)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	64	45	74
Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(35)
Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(101)	(58)	243
Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	686	(1,607)	311
Cost of services | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	30	70	(8)
Cost of sales | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	8	3	(5)
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(61)	1	28
Gain (loss) recognized in earnings attributable to risk being hedged	97	74	58
Cost of financing | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(75)	(23)	(12)
Cost of financing | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	33	23	37
SG&A expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	0	11	4
SG&A expense | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(116)	135	112
Other (income) and expense | Interest rate contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives			0
Other (income) and expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(341)	324	(68)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing		1	(3)
Other (income) and expense | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(93)	16	(189)
Other (income) and expense | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives			(1)
Interest expense | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(58)	1	31
Gain (loss) recognized in earnings attributable to risk being hedged	92	69	63
Interest expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(71)	(22)	(13)
Interest expense | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	$ 31	$ 21	$ 40